Janus Henderson VIT Forty Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 95.5%
Automobiles – 0.6%
Rivian Automotive Inc - Class A*,#	140,515	$4,624,349
Biotechnology – 3.5%
AbbVie Inc	198,912	26,695,980
Capital Markets – 4.5%
Blackstone Group Inc	223,102	18,673,637
Charles Schwab Corp	222,083	15,961,105
		34,634,742
Chemicals – 1.2%
Sherwin-Williams Co	45,731	9,363,422
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp	114,263	24,532,266
Health Care Equipment & Supplies – 8.2%
Align Technology Inc*	27,188	5,630,907
Danaher Corp	129,465	33,439,515
DexCom Inc*	149,851	12,069,000
Edwards Lifesciences Corp*	133,899	11,064,074
		62,203,496
Health Care Providers & Services – 3.2%
UnitedHealth Group Inc	48,738	24,614,640
Hotels, Restaurants & Leisure – 0.9%
Caesars Entertainment Inc*	201,177	6,489,970
Household Products – 0.9%
Procter & Gamble Co	56,057	7,077,196
Information Technology Services – 5.9%
Mastercard Inc	158,589	45,093,196
Interactive Media & Services – 6.2%
Alphabet Inc - Class C*	321,181	30,881,553
Match Group Inc*	152,451	7,279,535
Meta Platforms Inc - Class A*	68,328	9,270,743
		47,431,831
Internet & Direct Marketing Retail – 9.3%
Amazon.com Inc*	500,831	56,593,903
Booking Holdings Inc*	8,941	14,691,941
		71,285,844
Machinery – 4.5%
Deere & Co	102,774	34,315,211
Metals & Mining – 0.9%
Freeport-McMoRan Inc	241,994	6,613,696
Professional Services – 3.1%
CoStar Group Inc*	334,939	23,328,501
Semiconductor & Semiconductor Equipment – 8.5%
Advanced Micro Devices Inc*	243,701	15,440,895
ASML Holding NV	47,910	19,899,418
NVIDIA Corp	66,175	8,032,983
Texas Instruments Inc	140,858	21,802,001
		65,175,297
Software – 17.8%
Atlassian Corp PLC - Class A*	85,015	17,903,309
Microsoft Corp	361,707	84,241,560
Workday Inc - Class A*	224,553	34,181,458
		136,326,327
Specialty Retail – 2.8%
TJX Cos Inc	345,093	21,437,177
Technology Hardware, Storage & Peripherals – 7.6%
Apple Inc	420,373	58,095,549
Textiles, Apparel & Luxury Goods – 2.7%
LVMH Moet Hennessy Louis Vuitton SE	20,831	12,243,344
NIKE Inc - Class B	103,783	8,626,443
		20,869,787
Total Common Stocks (cost $534,074,490)		730,208,477
Investment Companies– 4.4%
Money Markets – 4.4%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $33,415,419)	33,412,513	33,415,854
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	2,503,961	2,503,961

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 3.0600%, 10/3/22	$625,990	$625,990
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,129,951)		3,129,951
Total Investments (total cost $570,619,860) – 100.3%		766,754,282
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(2,510,487)
Net Assets – 100%		$764,243,795

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$716,708,211	93.5%
Netherlands	19,899,418	2.6
Australia	17,903,309	2.3
France	12,243,344	1.6

Total	$766,754,282	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$133,926	$(740)	$435	$33,415,854
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	38,843∆	-	-	2,503,961
Total Affiliated Investments - 4.7%	$172,769	$(740)	$435	$35,919,815

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	14,134,404	215,667,480	(196,385,725)	33,415,854
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	1,025,066	65,944,535	(64,465,640)	2,503,961

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Textiles, Apparel & Luxury Goods	$8,626,443	$12,243,344	$-
All Other	709,338,690	-	-
Investment Companies	-	33,415,854	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,129,951	-
Total Assets	$717,965,133	$48,789,149	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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